Commitment and Contingencies - Schedule of Commitments, Guarantees and Contingent Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	€ 112,381	€ 99,535
Unsecured Guarantees
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	112,381	99,535
Secured Guarantees
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	€ 4,707	€ 4,707